Other Payables - Schedule of Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other payables [Abstract]
Other accounts payable	$ 131.7	$ 90.7
Provisions related to payroll	108.6	113.7
Provision for employee profit sharing	29.8	43.6
Contractual obligations	16.9	53.5
Commission payable	10.6	23.9
Long-term incentive	9.9	4.2
Insurance	5.0	4.8
Brazilian air force	1.2	2.6
Accounts payable for penalties		58.2
Security deposit		0.9
Accrued materials		0.3
Other payables	313.7	396.4
Current portion	292.2	379.5
Non-current portion	$ 21.5	$ 16.9